Note 8 - Deferred Revenue (Details Textual) CAD / shares in Units, CAD in Millions	Mar. 01, 2016 CAD / shares shares	Feb. 23, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 01, 2016 USD ($)	Feb. 23, 2016 CAD	Feb. 28, 2013 CAD
Deferred Revenue			$ 23,167,000	$ 22,987,000
Sandstorm [Member] | The 2013 Agreement [Member]
Deferred Revenue | CAD							CAD 40.0
Sandstorm [Member] | Equity Participation and Funding Agreement, Agreement to Amend [Member]
Deferred Revenue		$ 33,200,000				CAD 30.9
Equity Participation and Funding Agreement, Percentage of Deposit Refunded		17 years
Equity Participation and Funding Agreement, Deposit Refunded During Period		$ 6,800,000
Equity Participation and Funding Agreement, Percentage Reduction in the Metal Credits Required to Deliver to Counterparty		17.00%
Equity Participation and Funding Agreement, Deposit Refunded During Period, Cash Portion		$ 5,500,000
Equity Participation and Funding Agreement, Deposit Refunded During Period, Equity Portion		$ 1,300,000
Stock Issued During Period, Shares, New Issues | shares	5,128,604
Share Price | CAD / shares	CAD 0.3496
Sandstorm [Member] | Amended Sandstorm Agreement [Member]
Equity Participation and Funding Agreement, Initial Term	50 years
Equity Participation and Funding Agreement, Term of Extensions	10 years
Equity Participation and Funding Agreement, Entity's Economic Interest Below Which No Further Refund of Deposit Will Be Required					17.00%
Equity Participation and Funding Agreement, Entity's Economic Interest Above Which the Entity May Refund a Corresponding Portion of the Deposit it Cash or Common Shares					17.00%
Equity Participation and Funding Agreement, Entity's Economic Interest Below Which the Entity May Refund a Corresponding Portion of the Deposit it Cash or Common Shares					34.00%
Equity Participation and Funding Agreement, Determination of the Value of Each Common Share, Number of Trading Days	5 days
Equity Participation and Funding Agreement, Determination of the Value of Each Common Share, Number of Days After the Reduction in Economic Interest At Which Time Determination Will Be Made	90 days
Equity Participation and Funding Agreement, Percentage of Remaining Shares to Not Be Refunded If Counterparty Becomes a Control Person					50.00%
Equity Participation and Funding Agreement, Percentage of Remaining Shares to Be Refunded If Counterparty Becomes a Control Person					50.00%
Equity Participation and Funding Agreement, Maximum Share Ownership Percentage of Counterparty					20.00%
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Maximum [Member]
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Ounce of Gold					$ 220
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Ounce of Silver					5
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Pound of Copper					$ 0.50
Equity Participation and Funding Agreement, Threshold, Number of Ounces of Gold to Be Produced Before the Cash Payments from Counterparty Will Be Increased					8,600,000
Equity Participation and Funding Agreement, Threshold, Number of Ounces of Silver to Be Produced Before the Cash Payments from Counterparty Will Be Increased					40,300,000
Equity Participation and Funding Agreement, Threshold, Number of Pounds of Copper to Be Produced Before the Cash Payments from Counterparty Will Be Increased					9,100,000,000
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Ounce of Gold, Beyond Threshold					$ 500
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Ounce of Silver, Beyond Threshold					10
Equity Participation and Funding Agreement, Cash Payments to Be Received from Counterparty Per Pound of Copper, Beyond Threshold					$ 1.10
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Shivee Tolgoi Mining License, Excluding Shivee West [Member]
Equity Participation and Funding Agreement, Percentage of Gold and Silver Agreed to Purchase and Deliver	28.10%
Equity Participation and Funding Agreement, Percentage of Copper Agreed to Purchase and Deliver	2.10%
Sandstorm [Member] | Amended Sandstorm Agreement [Member] | Javhlant Mining License [Member]
Equity Participation and Funding Agreement, Percentage of Gold and Silver Agreed to Purchase and Deliver	21.30%
Equity Participation and Funding Agreement, Percentage of Copper Agreed to Purchase and Deliver	2.10%